Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.6% of Net Assets

Non-Convertible Bonds — 87.4%
	ABS Car Loan — 3.6%
$259,792	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027(a)	$258,082
38,686	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	38,890
500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	520,882
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	198,362
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	668,565
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	129,865
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	100,607
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,033,334
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	719,121
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	97,035
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	207,550
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	102,254
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	264,173
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	103,520
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,345
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	293,087
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	167,541
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	225,160
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	196,559
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	397,395
160,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	161,679
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	341,033
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	164,375
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	707,878
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	293,545
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	225,698
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	415,602
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	$204,744
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	332,755
666,167	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	660,817
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	259,602
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	316,376
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	201,445
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	218,673
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	76,213
935,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	930,481
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	257,138
455,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	449,859
12,722	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	12,618
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	138,720
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	77,925
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	100,306
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	100,947
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	98,713
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	98,400
635,883	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	643,798
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	257,012
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	650,592
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	104,170
198	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	198
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	101,223
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,368
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	205,056
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	665,220
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,351
		15,500,857
	ABS Credit Card — 0.4%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	678,348
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	383,384

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	$387,203
485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	485,770
		1,934,705
	ABS Home Equity — 3.5%
285,561	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	272,893
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	178,497
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	125,830
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	518,791
423,319	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.068%, 9/27/2060(a)(b)	422,298
1,048,710	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.100%, 12/27/2060(a)(b)	1,045,384
158,969	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 6.569%, 4/25/2042(a)(b)	161,000
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	642,087
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	297,582
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	193,292
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	290,191
191,979	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	184,503
83,703	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,470
797,267	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	750,517
413,042	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	388,844
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,084,249
468,754	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	468,599
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	102,039
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	584,287
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	671,798
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	311,057
274,666	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	251,958
536,059	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	537,897
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	$681,395
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	233,344
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	194,323
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	120,171
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	95,821
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	281,409
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	95,114
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	363,672
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	191,410
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	302,183
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	87,643
413,164	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	414,236
117,392	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	116,420
284,405	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	285,674
261,731	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	261,485
176,602	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	177,087
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	725,219
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	130,463
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	761,897
131,206	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	131,172
		15,203,201
	ABS Other — 4.7%
1,026,987	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,021,016
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	385,249
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	337,993
185,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	185,301
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,871
110,249	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	106,554
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	139,246
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	410,970
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	196,519
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	101,560

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$290,798	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	$295,731
596,647	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	553,362
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	176,452
306,107	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	299,463
115,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	117,638
149,759	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	148,337
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	861,914
100,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	106,758
1,030,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	1,151,417
190,212	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	190,076
43,644	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	44,091
68,657	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	69,236
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	117,064
288,750	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	283,111
565,463	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	553,339
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	350,992
112,399	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	110,501
480,098	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	442,865
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	100,555
110,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	111,256
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	387,617
80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	81,669
110,038	Mosaic Solar Loan Trust, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	105,421
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	307,883
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	372,780
670,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	670,239
228,407	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	229,499
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	328,186
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	177,274
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	345,571
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	98,879
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	$321,161
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	100,968
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	101,264
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,255
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	446,290
141,623	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	135,952
31,408	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	30,414
51,286	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	52,288
160,243	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	164,087
580,653	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	568,145
93,662	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	91,886
81,891	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	83,724
285,415	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	284,577
578,814	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	462,380
604,060	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	569,167
215,564	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	206,323
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.864%, 11/15/2027(a)(b)	995,204
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	202,209
544,296	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	544,941
593,440	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	550,409
1,059,959	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	943,070
482,383	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	498,776
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	614,880
185,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	190,476
		20,455,301
	ABS Residential Mortgage — 0.5%
386,906	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	389,447
395,315	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	395,240
219,423	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	220,373
135,557	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	135,260
238,368	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	239,096

Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$48,980	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	$48,944
209,977	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	209,823
205,770	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	205,516
372,290	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	372,563
		2,216,262
	ABS Student Loan — 0.9%
201,884	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	203,369
1,065,636	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,079,340
305,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	307,270
50,221	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	46,621
158,605	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	142,924
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	75,819
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	115,377
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	257,902
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	280,990
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	197,143
12,465	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	12,429
41,155	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	39,172
567,831	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.242%, 1/15/2053(a)(b)	560,455
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	407,879
169,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	169,873
		3,896,563
	ABS Whole Business — 1.0%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	802,785
121,875	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	118,612
247,500	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	260,748
289,500	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	259,248
158,800	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	162,196
323,000	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	297,088
48,625	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	46,726
97,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	87,960
1,052,363	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,056,214
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$1,035,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	$1,048,116
305,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	302,770
		4,442,463
	Aerospace & Defense — 2.9%
1,690,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	1,685,606
1,254,000	Boeing Co., 3.625%, 2/01/2031	1,138,400
985,000	Boeing Co., 5.150%, 5/01/2030	971,193
896,000	Boeing Co., 5.705%, 5/01/2040	852,436
2,395,000	Boeing Co., 5.805%, 5/01/2050	2,227,718
55,000	Boeing Co., 5.930%, 5/01/2060	50,892
255,000	Boeing Co., 6.388%, 5/01/2031	266,608
295,000	Boeing Co., 6.528%, 5/01/2034	309,045
1,145,000	Boeing Co., 6.858%, 5/01/2054	1,216,959
370,000	Boeing Co., 7.008%, 5/01/2064	392,617
1,035,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	1,030,649
495,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	494,114
155,000	RTX Corp., 2.375%, 3/15/2032	128,662
1,225,000	RTX Corp., 5.150%, 2/27/2033	1,214,704
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	439,254
		12,418,857
	Airlines — 0.5%
232,602	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	227,513
727,538	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	726,733
1,050,981	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	1,065,516
		2,019,762
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	269,616
	Automotive — 0.9%
360,000	BorgWarner, Inc., 5.400%, 8/15/2034	354,322
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,080,871
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	322,248
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	285,616
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	483,604
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	294,465
		3,821,126
	Banking — 3.0%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,564,178
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	620,833
1,490,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,496,048
300,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	310,587
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,052,118
3,000,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	3,057,130
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	640,829
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	434,785

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	$905,888
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,056,710
200,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	173,524
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	404,960
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	193,120
		12,910,710
	Brokerage — 0.8%
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,217,399
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	371,004
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,715,757
		3,304,160
	Building Materials — 1.8%
4,300,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	3,747,945
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,170,639
235,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	230,751
213,000	Masco Corp., 6.500%, 8/15/2032	224,404
1,715,000	Owens Corning, 5.700%, 6/15/2034	1,742,192
760,000	Vulcan Materials Co., 5.350%, 12/01/2034	757,707
		7,873,638
	Cable Satellite — 6.4%
1,365,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	1,107,411
455,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	284,220
230,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	147,961
2,625,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,598,998
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	187,789
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	273,968
2,425,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	1,957,268
295,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	287,010
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	154,311
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	144,006
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,415,847
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,509,738
1,285,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	880,441
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,013,326
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,317,035
270,000	DISH DBS Corp., 7.750%, 7/01/2026	227,111
8,792,370	EchoStar Corp., 10.750%, 11/30/2029	9,454,307
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,912,519	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	$1,734,557
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	280,537
60,000	Time Warner Cable LLC, 5.875%, 11/15/2040	53,688
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,450,315
		27,479,844
	Chemicals — 0.1%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	660,940
	Construction Machinery — 1.0%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	197,431
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	270,719
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	200,151
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,774,867
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	644,528
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,091,397
		4,179,093
	Consumer Cyclical Services — 1.7%
700,000	Expedia Group, Inc., 2.950%, 3/15/2031	616,206
735,000	Expedia Group, Inc., 3.250%, 2/15/2030	677,725
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	922,701
3,385,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	3,273,593
400,000	Uber Technologies, Inc., 4.800%, 9/15/2034	382,828
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	1,432,214
212,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	215,776
		7,521,043
	Diversified Manufacturing — 0.6%
705,000	Amphenol Corp., 5.000%, 1/15/2035	688,302
280,000	Amphenol Corp., 5.250%, 4/05/2034	280,833
120,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	122,792
185,000	Nordson Corp., 5.800%, 9/15/2033	190,447
1,135,000	Veralto Corp., 5.450%, 9/18/2033	1,138,784
		2,421,158
	Electric — 0.6%
1,084,603	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,027,161
605,000	Duke Energy Corp., 5.450%, 6/15/2034	604,023
100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	107,458
880,000	Southern Co., 5.700%, 3/15/2034	898,166
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	188,006
		2,824,814
	Environmental — 0.2%
1,000,000	Waste Management, Inc., 4.950%, 3/15/2035	974,948
	Finance Companies — 4.0%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,607,584
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	549,296
415,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	395,110
190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	193,594
575,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	600,556
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.668%, 1/15/2067(a)(b)	210,414
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	952,768

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	$250,098
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	764,815
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	453,029
590,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	608,142
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	999,084
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	850,625
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	102,568
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	66,881
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	976,262
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	2,025,719
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,218,056
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,914,488
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	899,494
220,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	220,666
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	659,116
		17,518,365
	Financial Other — 0.2%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	61,003
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	9,379
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	10,500
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	8,787
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	10,500
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	25,078
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	25,026
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	60,492
155,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	129,468
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	78,706
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	11,554
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	11,844
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	108,546
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	37,260
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	37,508
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	28,095
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	29,512
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	13,120
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$101,490	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	$14,198
101,736	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	14,235
203,967	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	26,950
306,692	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	38,352
307,434	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	35,624
144,767	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	16,214
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	7,510
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	15,020
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	29,716
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	25,930
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	16,875
		937,002
	Food & Beverage — 0.5%
350,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	319,264
135,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	142,730
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,060,644
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	257,670
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	291,149
		2,071,457
	Gaming — 0.4%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	329,754
1,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,282,527
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,604
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	221,369
		1,864,254
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	690,695
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	843,315
550,000	Ecopetrol SA, 8.375%, 1/19/2036	530,441
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	16,158
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	32,312
		2,112,921
	Health Insurance — 1.0%
1,770,000	Centene Corp., 2.500%, 3/01/2031	1,463,978
310,000	Centene Corp., 3.000%, 10/15/2030	267,498
365,000	Centene Corp., 3.375%, 2/15/2030	325,098
1,235,000	Centene Corp., 4.625%, 12/15/2029	1,168,014
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	454,133
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	569,951
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	170,587
		4,419,259
	Healthcare — 0.8%
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,525

Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$205,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	$205,688
310,000	HCA, Inc., 5.450%, 9/15/2034	302,154
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,038,777
770,000	HCA, Inc., 5.600%, 4/01/2034	758,521
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	339,128
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	201,924
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	581,063
		3,442,780
	Home Construction — 0.4%
600,000	DR Horton, Inc., 5.000%, 10/15/2034	579,232
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,064,350
		1,643,582
	Independent Energy — 2.9%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030(a)	1,286,552
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	530,654
560,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	544,627
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	193,740
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,046,586
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,168,940
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	685,425
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	351,000
840,000	EQT Corp., 3.625%, 5/15/2031(a)	748,495
330,000	EQT Corp., 7.000%, 2/01/2030	350,488
85,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	82,339
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	177,420
315,000	Ovintiv, Inc., 6.500%, 8/15/2034	326,309
1,020,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	1,006,801
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	789,497
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	314,082
		12,602,955
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	349,888
	Leisure — 1.7%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	123,212
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	618,632
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	394,065
150,000	Carnival Corp., 7.000%, 8/15/2029(a)	156,031
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	768,955
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	483,686
750,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	790,300
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	280,899
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	137,358
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,692,263
620,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	609,869
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,102,376
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	414,912
		7,572,558
	Life Insurance — 1.7%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	336,679
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,782,089
Principal Amount (‡)	Description	Value (†)

	Life Insurance — continued
$2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	$2,669,465
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,487,789
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,208,209
		7,484,231
	Lodging — 0.6%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	195,237
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	179,029
520,000	Marriott International, Inc., 5.300%, 5/15/2034	515,952
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	494,731
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	579,055
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	756,318
		2,720,322
	Media Entertainment — 2.1%
470,000	AppLovin Corp., 5.125%, 12/01/2029	468,851
1,180,000	AppLovin Corp., 5.500%, 12/01/2034	1,171,207
120,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	88,585
489,500	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	383,000
1,510,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,503,282
30,000	Netflix, Inc., 4.900%, 8/15/2034	29,379
200,000	Netflix, Inc., 5.375%, 11/15/2029(a)	203,850
915,000	Netflix, Inc., 5.875%, 11/15/2028	948,157
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,255,897
1,600,000	Paramount Global, 4.375%, 3/15/2043	1,164,789
430,000	Paramount Global, 5.850%, 9/01/2043	373,656
1,355,000	Paramount Global, 6.875%, 4/30/2036	1,371,861
		8,962,514
	Metals & Mining — 2.3%
885,000	ArcelorMittal SA, 6.800%, 11/29/2032	945,621
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	387,053
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	281,593
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,507,075
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,217,041
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,227,121
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,357,605
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	198,263
		10,121,372
	Midstream — 2.8%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	394,536
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	961,695
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	660,280
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	456,286
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	10,016
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	591,571
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	891,852
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,243,906
435,000	Energy Transfer LP, 6.550%, 12/01/2033	463,068
95,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	99,447
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	659,174
285,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	284,066
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	106,382

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$235,000	Targa Resources Corp., 5.500%, 2/15/2035	$231,198
460,000	Targa Resources Corp., 6.125%, 3/15/2033	474,260
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	359,312
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	96,554
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,410,458
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	368,406
170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	159,452
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	195,898
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	343,959
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	71,214
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	47,816
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	101,927
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	224,671
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	250,704
845,000	Williams Cos., Inc., 5.150%, 3/15/2034	821,545
		11,979,653
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	251,072
	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
115,599	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	108,373
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 10.019%, 12/15/2038(a)(b)	167,417
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.268%, 12/15/2038(a)(b)	721,806
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.629%, 8/15/2039(a)(b)	569,827
285,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(b)	286,599
74,850	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	70,730
76,655	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	73,206
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,161
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	159,713
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	82,082
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	149,115
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	555,564
664,997	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(b)	666,660
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	$243,385
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	232,653
518,276	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.567%, 12/15/2047(a)(b)	482,002
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.567%, 12/15/2047(a)(b)	86,999
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	98,399
88,957	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	81,840
101,913	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(b)	94,065
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	239,202
420,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.186%, 8/15/2046(b)	360,688
301,910	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	268,685
		5,900,171
	Oil Field Services — 0.4%
1,750,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	1,661,571
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	236,235
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,218,699
		1,454,934
	Pharmaceuticals — 1.9%
1,410,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,128,000
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	621,223
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	728,023
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	654,415
340,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	326,705
2,255,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,621,119
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,131,953
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	678,681
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	695,145
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	514,123
		8,099,387
	Property & Casualty Insurance — 0.7%
95,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	93,762
250,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	243,739
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	251,384
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,239,627

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.178%, 1/15/2033(a)(b)(f)	$50,937
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	982,650
		2,862,099
	Restaurants — 0.1%
670,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	659,964
	Retailers — 0.4%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,057,524
330,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	335,827
290,000	Home Depot, Inc., 4.950%, 6/25/2034	286,082
		1,679,433
	Sovereigns — 4.1%
1,245,000	Chile Government International Bonds, 3.100%, 5/07/2041	888,305
1,080,000	Chile Government International Bonds, 3.500%, 1/31/2034	928,995
600,000	Chile Government International Bonds, 4.340%, 3/07/2042	502,434
880,000	Colombia Government International Bonds, 7.500%, 2/02/2034	865,480
1,385,000	Colombia Government International Bonds, 7.750%, 11/07/2036	1,354,391
900,000	Colombia Government International Bonds, 8.375%, 11/07/2054	871,785
1,260,000	Hazine Mustesarligi Varlik Kiralama AS, 6.500%, 4/26/2030(a)	1,245,901
735,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	750,435
895,000	Philippines Government International Bonds, 2.650%, 12/10/2045	567,522
735,000	Philippines Government International Bonds, 2.950%, 5/05/2045	491,568
445,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	409,307
655,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	638,423
365,000	Republic of South Africa Government International Bonds, 7.950%, 11/19/2054(a)	350,140
2,635,000	Republic of Turkiye, 6.500%, 1/03/2035	2,461,880
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	333,232
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	733,283
860,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	837,571
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	345,912
1,724,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	1,538,286
1,610,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	1,595,912
		17,710,762
	Technology — 6.1%
395,000	Block, Inc., 3.500%, 6/01/2031	347,790
410,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	353,569
920,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	760,469
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	747,255
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	595,225
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,789,653
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$715,000	Broadcom, Inc., 4.150%, 11/15/2030	$684,159
330,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	309,451
2,660,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	2,367,454
800,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	788,508
1,295,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,239,972
90,000	Gartner, Inc., 3.750%, 10/01/2030(a)	82,162
435,000	Global Payments, Inc., 2.900%, 5/15/2030	387,276
530,000	Global Payments, Inc., 2.900%, 11/15/2031	453,291
255,000	Global Payments, Inc., 5.300%, 8/15/2029	255,446
1,775,000	Global Payments, Inc., 5.400%, 8/15/2032	1,773,793
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,154,713
275,000	Leidos, Inc., 2.300%, 2/15/2031	230,935
115,000	Leidos, Inc., 4.375%, 5/15/2030	110,036
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,094,784
235,000	Marvell Technology, Inc., 5.950%, 9/15/2033	243,982
460,000	Microchip Technology, Inc., 5.050%, 2/15/2030	456,810
1,320,000	Micron Technology, Inc., 5.875%, 2/09/2033	1,351,972
3,560,000	Micron Technology, Inc., 5.875%, 9/15/2033	3,651,397
1,195,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,195,484
290,000	MSCI, Inc., 3.250%, 8/15/2033(a)	245,008
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	564,353
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	194,885
135,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	118,022
25,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	22,901
205,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	211,362
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	672,173
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,033,198
810,000	Western Digital Corp., 4.750%, 2/15/2026	802,192
		26,289,680
	Treasuries — 12.8%
2,450,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	1,731,882
16,663,000,000	Indonesia Treasury Bonds, 6.750%, 7/15/2035, (IDR)	1,014,831
34,042,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	2,103,032
31,600,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	1,524,091
42,845,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,932,769
2,445,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	3,049,132
925,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	1,151,735
4,595,000	U.S. Treasury Notes, 3.500%, 9/30/2026	4,537,121
2,315,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,296,677
2,220,000	U.S. Treasury Notes, 4.125%, 10/31/2026	2,214,947
1,080,000	U.S. Treasury Notes, 4.250%, 12/31/2026	1,080,089
19,375,000	U.S. Treasury Notes, 4.375%, 7/31/2026	19,406,968
13,245,000	U.S. Treasury Notes, 4.500%, 3/31/2026(g)	13,281,063
		55,324,337
	Wireless — 1.9%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,200,137
400,000	SoftBank Group Corp., 4.625%, 7/06/2028	381,132
1,305,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,558,044
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	135,077
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	224,381
715,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	648,198
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,790,028

Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	$572,215
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	512,619
		8,021,831
	Total Non-Convertible Bonds (Identified Cost $394,484,846)	378,047,415

Convertible Bonds — 1.5%
	Cable Satellite — 0.4%
1,644,873	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	1,725,939
	Consumer Cyclical Services — 0.1%
51,000	Booking Holdings, Inc., 0.750%, 5/01/2025	134,573
146,000	Uber Technologies, Inc., 0.875%, 12/01/2028	160,600
		295,173
	Diversified Manufacturing — 0.0%
47,000	Itron, Inc., 1.375%, 7/15/2030(a)	49,467
	Electric — 0.3%
111,000	Evergy, Inc., 4.500%, 12/15/2027	120,491
197,000	FirstEnergy Corp., 4.000%, 5/01/2026	197,689
48,000	NRG Energy, Inc., 2.750%, 6/01/2048	105,312
121,000	PG&E Corp., 4.250%, 12/01/2027	131,224
108,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	113,184
600,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	625,800
		1,293,700
	Food & Beverage — 0.0%
30,000	Post Holdings, Inc., 2.500%, 8/15/2027	35,145
	Healthcare — 0.0%
48,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	60,556
	Independent Energy — 0.0%
28,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	32,774
23,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	57,860
		90,634
	Leisure — 0.1%
69,000	Carnival Corp., 5.750%, 12/01/2027	138,828
118,000	NCL Corp. Ltd., 1.125%, 2/15/2027	122,130
		260,958
	Media Entertainment — 0.2%
55,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	67,127
31,000	Sea Ltd., 2.375%, 12/01/2025	39,231
540,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(h)	574,074
		680,432
	Midstream — 0.0%
35,000	UGI Corp., 5.000%, 6/01/2028(a)	39,743
	Pharmaceuticals — 0.0%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	215,200
	Retailers — 0.0%
16,000	Freshpet, Inc., 3.000%, 4/01/2028	35,376
	Technology — 0.4%
157,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	153,083
134,000	Bentley Systems, Inc., 0.375%, 7/01/2027	120,667
32,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	34,701
219,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(i)	210,678
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$140,000	Dropbox, Inc., Zero Coupon, 0.000%–1.061%, 3/01/2028(h)	$142,887
122,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	119,011
21,000	InterDigital, Inc., 3.500%, 6/01/2027	52,760
89,000	Nutanix, Inc., 0.250%, 10/01/2027	107,512
153,000	ON Semiconductor Corp., 0.500%, 3/01/2029	144,049
26,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	95,095
116,000	Parsons Corp., 2.625%, 3/01/2029(a)	135,778
113,000	Seagate HDD Cayman, 3.500%, 6/01/2028	135,657
52,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	61,672
40,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	48,260
23,000	Vertex, Inc., 0.750%, 5/01/2029(a)	36,363
107,000	Workiva, Inc., 1.250%, 8/15/2028	113,260
		1,711,433
	Total Convertible Bonds (Identified Cost $6,350,601)	6,493,756

Municipals — 0.7%
	Virginia — 0.7%
3,280,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $3,264,172)	2,745,664
	Total Bonds and Notes (Identified Cost $404,099,619)	387,286,835

Senior Loans — 3.2%
	Aerospace & Defense — 0.1%
99,251	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.829%, 2/28/2031(b)(j)	99,385
162,384	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.079%, 8/24/2028(b)(j)	162,824
		262,209
	Building Materials — 0.3%
1,267,502	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(j)	1,267,730
	Diversified Manufacturing — 0.3%
224,829	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	225,252
999,634	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(j)	1,001,513
		1,226,765
	Electric — 0.1%
244,067	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(b)(j)	244,048
	Financial Other — 0.5%
1,979,289	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(j)	1,974,954
	Gaming — 0.1%
468,816	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%, 11/30/2030(b)(j)	467,353
49,750	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.632%, 4/14/2029(b)(j)	49,884
		517,237

Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.0%
$43,330	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(b)(j)	$42,279
	Leisure — 0.2%
597,188	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(j)	600,299
173,821	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(j)	174,744
238,800	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.357%, 5/01/2031(b)(j)	239,172
		1,014,215
	Lodging — 1.0%
716,063	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	719,199
27,069	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(j)	27,140
1,749,457	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(j)	1,753,289
1,990,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.107%, 5/24/2030(b)(j)	1,990,716
		4,490,344
	Paper — 0.2%
1,063,580	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	1,064,112
	Property & Casualty Insurance — 0.2%
316,810	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(b)(j)	318,394
157,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 9/15/2031(b)(j)	157,393
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(b)(j)	268,649
		744,436
	Technology — 0.1%
348,128	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 1/31/2031(b)(j)	349,506
109,961	Open Text Corp., 2023 Term Loan B, 1/31/2030(k)	109,907
		459,413
	Wireless — 0.1%
467,568	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.110%, 1/25/2031(b)(j)	467,410
	Total Senior Loans (Identified Cost $13,763,883)	13,775,152

Collateralized Loan Obligations — 3.1%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 7.788%, 4/23/2034(a)(b)	555,803
1,005,000	AIMCO CLO, Series 2017-AA, Class DR, 3 mo. USD SOFR + 3.412%, 8.029%, 4/20/2034(a)(b)	1,007,290
Principal Amount (‡)	Description	Value (†)

$1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 7.779%, 4/20/2034(a)(b)	$1,942,530
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.947%, 7/16/2037(a)(b)	259,415
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 6.262%, 10/20/2037(a)(b)	980,468
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	420,074
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	612,337
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 7.799%, 7/16/2031(a)(b)	306,272
1,090,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 7.843%, 4/22/2034(a)(b)	1,096,326
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.417%, 4/20/2037(a)(b)	347,637
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.968%, 4/15/2034(a)(b)	366,589
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.926%, 7/23/2037(a)(b)	508,651
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 6.741%, 10/15/2037(a)(b)	1,900,604
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3 mo. USD SOFR + 3.212%, 7.829%, 7/20/2031(a)(b)	255,644
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.256%, 7/15/2037(a)(b)	891,037
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.806%, 7/15/2037(a)(b)	630,108
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.129%, 4/20/2034(a)(b)	251,113
459,946	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.883%, 5/20/2031(a)(b)	460,452
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.779%, 4/20/2034(a)(b)	576,140
	Total Collateralized Loan Obligations (Identified Cost $13,287,288)	13,368,490

Shares
Common Stocks— 0.9%
	Biotechnology — 0.2%
16,193	BioMarin Pharmaceutical, Inc.(f)	1,064,366
	Construction Materials — 0.2%
155,502	Cemex SAB de CV, ADR	877,031
	Health Care Providers & Services — 0.2%
1,875	Elevance Health, Inc.	691,687
	Media — 0.3%
138,910	Altice USA, Inc., Class A(f)	334,773

Shares	Description	Value (†)
	Media — continued
34,625	iHeartMedia, Inc., Class A(f)	$68,558
85,011	Paramount Global, Class B	889,215
		1,292,546
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	1,615
	Real Estate Management & Development — 0.0%
46,580	Sunac China Holdings Ltd.(f)	13,724
	Total Common Stocks (Identified Cost $7,286,821)	3,940,969

Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
21,130	Boeing Co., 6.000%	1,286,606
	Brokerage — 0.0%
384	Apollo Global Management, Inc., 6.750%	33,373
	Electric — 0.0%
866	PG&E Corp., Series A, 6.000%	43,118
	Total Convertible Preferred Stocks (Identified Cost $1,135,064)	1,363,097
	Total Preferred Stocks (Identified Cost $1,135,064)	1,363,097

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 2.1%
$9,294,176	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $9,295,467 on 1/02/2025 collateralized by $9,362,700 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $9,480,139 including accrued interest(l) (Identified Cost $9,294,176)	$9,294,176
	Total Investments — 99.2% (Identified Cost $448,866,851)	429,028,719
	Other assets less liabilities — 0.8%	3,431,485
	Net Assets — 100.0%	$432,460,204

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$189,363,597 or 43.8% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/19/2025	EUR	S	1,063,000	$1,123,533	$1,104,773	$18,760
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	89	$9,765,826	$9,678,750	$(87,076)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	100	20,571,348	20,560,938	(10,410)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	1,735	185,264,164	184,438,634	(825,530)
Total					$(923,016)

At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	170	$19,798,097	$19,353,438	$444,659
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	60	7,361,625	7,134,375	227,250
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	319	35,995,151	35,508,688	486,463
Total					$1,158,372

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$387,286,835	$ —	$387,286,835
Senior Loans(a)	—	13,775,152	—	13,775,152
Collateralized Loan Obligations(a)	—	13,368,490	—	13,368,490
Common Stocks
Real Estate Management & Development	—	13,724	—	13,724
All Other Common Stocks(a)	3,927,245	—	—	3,927,245
Total Common Stocks	3,927,245	13,724	—	3,940,969
Preferred Stocks(a)	1,363,097	—	—	1,363,097
Short-Term Investments	—	9,294,176	—	9,294,176
Total Investments	5,290,342	423,738,377	—	429,028,719
Forward Foreign Currency Contracts (unrealized appreciation)	—	18,760	—	18,760
Futures Contracts (unrealized appreciation)	1,158,372	—	—	1,158,372
Total	$6,448,714	$423,757,137	$ —	$430,205,851

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(923,016)	$ —	$ —	$(923,016)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$18,760	$ —	$18,760
Exchange-traded asset derivatives
Interest rate contracts	—	1,158,372	1,158,372
Total asset derivatives	$18,760	$1,158,372	$1,177,132

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(923,016)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2024, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at December 31, 2024 (Unaudited)
Treasuries	12.8%
Cable Satellite	6.8
Technology	6.6
ABS Other	4.7
Sovereigns	4.1
Finance Companies	4.0
ABS Car Loan	3.6
ABS Home Equity	3.5
Aerospace & Defense	3.3
Banking	3.0
Independent Energy	2.9
Midstream	2.8
Media Entertainment	2.3
Metals & Mining	2.3
Building Materials	2.1
Wireless	2.0
Leisure	2.0
Other Investments, less than 2% each	25.2
Collateralized Loan Obligations	3.1
Short-Term Investments	2.1
Total Investments	99.2
Other assets less liabilities (including forward foreign currency and futures contracts)	0.8
Net Assets	100.0%

Currency Exposure Summary at December 31, 2024 (Unaudited)
United States Dollar	95.8%
Other, less than 2% each	3.4
Total Investments	99.2
Other assets less liabilities (including forward foreign currency and futures contracts)	0.8
Net Assets	100.0%